Investment Strategy - T. Rowe Price Growth Stock Fund, Inc.	Feb. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics. The fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

While the fund may invest in companies of any market capitalization, the fund generally seeks investments in stocks of large-cap companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. The fund’s growth-oriented investment approach to stock selection reflects the belief that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, it may result in a higher stock price.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with growth characteristics.